DIAMOND INFORMATION INSTITUTE, INC.

July 3, 2008

H. Christopher Owings, Assistant Director

United States

Securities and Exchange Commission

100 F. Street, N.W.

Mail Stop 3561

Washington, D.C. 20549-3561

RE:	Diamond Information Institute, Inc.

                                              Your Letter of June 11, 2008

                                              Registration Statement on Form S-1

Filed May 16, 2008

                                              File No. 333-149978

Dear Mr. H. Christopher Owing

This correspondence is in response to your letter dated June 11, 2008 in reference to our filing of the Registration Statement on Form S-1 Filed May 16, 2008 on the behalf of Diamond Information Institute, Inc., File No. 333-149978.

General

1.

We note the acknowledgements in the last paragraph of counsel’s letter. However, the acknowledgements are to be made by the company, executed by a duly authorized officer of the company and not by your counsel.

Answer: We note your comment and have revised the response letter to express the Company’s acknowledgements and to be signed by a duly authorized officer.

Prospectus Cover Page

2.

We note your response to comment 2 in our letter dated April 28, 2008. We also note that there is no public trading market for your common stock. Your prospectus should therefore be revised to set a fixed price at which the selling security holders will offer and sell their shares. See Schedule A, Item 16, of the Securities Act. Please clearly disclose that the shares will be sold at the fixed price until the common stock becomes quoted on the OTC Bulletin Board or listed on a securities exchange. Please make the appropriate revisions on the front of the registration statement, front cover page of the prospectus, summary and plan of distribution sections.

Answer: We have included the following language on the front of the registration statement, front cover page of the prospectus, summary and plan of distribution sections.

The selling security holders may sell these shares from time to time after this Registration Statement is declared effective by the Securities and Exchange Commission. The prices at which the selling security holders may sell the shares has arbitrarily been determined to be at $1.00 per share or until a market price for the shares is determined upon quotation on the OTC Bulletin Board or listed on a securities exchange.

Prospectus Summary, page 1

3.	We note your response to comment 3 in our letter dated April 28, 2008. Please delete the parenthetical phrase “Diamond” from the second heading on this page.

Answer: The parenthetical phrase “Diamond” has been deleted from the second heading on the prospectus summary.

Available Information, page 10

4.

We note your response to comment 9 in our letter dated April 28, 2008. We continue to believe that the qualifying language relating to the references not necessarily being complete or that your statement is qualified in all respects by reference to the registration statement, exhibits and schedules is to be deleted. All material information is to be included in the prospectus. Please revise.

Answer: We have removed the following language shown in italics below under “Available Information” in response to your comment.

Whenever we make reference in this prospectus to any of our contracts, agreements or other documents, the references are not necessarily complete and one should refer to the exhibits filed with the registration statement for copies of the contracts, agreements, and other documents in their entirety. Statements contained in this prospectus as to the contents of any contracts or other documents referred to summarize the material information and where that contract is an exhibit to the registration statement, each statement is qualified in all respects by reference to the exhibit to which the reference relates.

5.

We note your response to comment 13 in our letter dated April 28, 2008. We also note that you have named your three material non-contracted suppliers. Your discussion should discuss and name all your material suppliers, contracted or non-contracted.

Answer: We have named 2 additional suppliers.

6.

We note your response to comment 14 in our letter dated April 28, 2008. We also note your disclosure that you do not have a customer that represents more than 5% of your annual sales. Please confirm that you do not have a customer that represents 5% of your annual sales.

Answer: We confirm that we do not have a customer that represents more than 5% of our annual sales and have clearly stated that in the S-1.

Principal Products, page 22

7.

We note your response to comment 17 in our letter dated April 28, 2008. Please expand your disclosure to elaborate upon Mr. Abajian’s “extensive contacts.” Further, please also include in this discussion, if material, how you manage your inventory levels.

Answer: We have removed the reference to “extensive” when referring to Mr. Abajian’s contacts.

Additionally, we have included the following disclosure under this section regarding the management of our inventory levels.

The inventory that is directly maintained by the company is loosely based on recent sales and revenues of Diamond’s products but ultimately is at the discretion of Mr. Abajian and his experience in the industry. The entire inventories kept on hand by Diamond are commodities that can be incorporated into future products or can be sold on the open market. Additionally, Diamond performs physical inventory inspections on a quarterly basis to assess upcoming styling needs and consider the current pricing in metals and stones needed for its products.

Management’s Discussion and Analysis of Financial Condition and Result of Operation, page 27

8.

We note your response to comment 19 in our letter dated April 28, 2008. Please revise to describe your business development between 1988 and 1995. Please also provide support for your statement that you have “established a notable reputation in the jewelry industry.”

Answer: We have included the following language (shown below in italics) describing the business development between 1988 and 1995.

Diamond Information Institute, Inc. was incorporated in the State of New Jersey in October 1988 and had minimal activity until 1995 when it began in the business of jewelry manufacturing under the name Diamond Information Institute (d/b/a “Bergio”).

Additionally, we have removed the statement “established a notable reputation”.

9.

We note your discussion in the third paragraph concerning the slowing U.S. economy. Please expand your discussion to discuss how this impacts your business. Also, explain what you mean by your “past success.”

Answer: We have expanded our discussion, as shown below, regarding the slowing U.S. economy and how it affects our business.

Consumer spending for discretionary goods such as jewelry is sensitive to changes in consumer confidence and ultimately consumer confidence is affected by general business considerations in the U.S. economy. Consumer spending for discretionary spending generally decline during times of falling consumer confidence, which may affect Diamond’s retail sale of its products.

Additionally, we have removed the language “past success” and have include the following revised sentence in our discussion.

Diamond has made strong efforts to maintain its brand in the industry through its focus on the innovation and design of its products as well as being able to consolidate and increase cost efficiency when possible.

10.

We note your discussion in the fourth paragraph concerning your acquisition strategy. We further note that you plan to fund these acquisitions through cash and your common stock. Please expand your discussion to discuss whether you plan to borrow funds or if you plan to use cash from your operations. In this regard, please revise to clearly state that you will have to issue additional shares of common stock to acquire companies.

Answer: We have expanded the discussion indicating the possibility of borrowing funds for any potential acquisitions and the possibility of issuing additional shares of common stock in conjunction with borrowing of funds. The additional language in the fourth paragraph is shown below in italics.

Diamond intends to locate potential candidates through its relationships in the industry and expects to structure the acquisition through the payment of cash, which will most likely be provided from third party financing and not cash generated from the Company’s operations, as well as the Company’s common stock. In the event, the Company obtains financing from third parties for any potential acquisitions; the Company may agree to issue the Company’s common stock in exchange for the capital received. However, as of the date of this prospectus the Company does not have any agreements or understandings with any potential acquisition candidates or arrangements with any third parties for financing.

Results of Operations for the Years Ended December 31, 2007 and 2006, page 27

Sale, page 28

11.	We note your response to prior comment 23. Please support your disclosure that your return policy is in line with industry practice.

Answer: We have removed the sentence stating our return policy is in line with industry practice and therefore do not believe this comment as still being applicable.

General and Administrative Expenses, page 29

12.

We note your response to prior comment 22 and the inclusion of the costs of the failed reverse merger in your sales discussion. We believe the significance of the expense and its relevance makes the disclosure more appropriate in your discussion of general and administrative expenses.

Answer: We have revised the General and Administrative Expenses section to incorporate the amount spent on the failed reverse merger and modified the disclosure in the sales discussion.

Critical Accounting Policies, page 32

Revenue Recognition, page 33

13.

Given the variability in the value of precious metals coupled with your policy to credit returns towards the purchase of one or more other items at twice the value, explain how you determined twice the value is appropriate, whether that value fluctuates from year to year and how your estimate of returns is reasonable to ensure investors your financial statements are reliable. Your policy disclosure should provide greater insight in to the quality and variability of information used in determining sales and product returns. Discuss changes and unusual trends in sales and returns that have a significant impact in your operating performance. Reference is made to paragraph’s six and eight of SFAS 48. Further guidance is available in SAB Topic 13.4.b.

Answer: We have removed the language in the Management’s Discussion and Analysis referencing the policy to credit returns at twice the value so as to avoid confusion and allow for management to be more discretionary in its policies as the values of precious metals fluctuate from year to year. We have also revised the Management’s Discussion and Analysis disclosure to expand and further explain the periods of which $600,000 in product returns pertain to and consequences thereon.

In addition, based upon review of the above referenced accounting pronouncements, no additional revisions were deemed necessary to the Company’s Critical Accounting Policy related to Revenue Recognition based on management’s belief that there is a substantiated basis under promulgated accounting principles for their current revenue recognition policy. Further, management believes their policy for product returns are reasonably estimated based on historical experience.

Financial Statements, page 39

14.	Please update your financial statements as required by Rule 8-08 of Regulation S-X.

Answer: The financial statements have been updated for the unaudited interim March 31, 2008 Balance Sheet, Statements of Operations for the three months ended March 31, 2008 and 2007, Statement of Changes in Stockholders’ Equity though March 31, 2008 and Statements of Cash Flows for the three months ended March 31, 2008 and 2007.

Summary of Significant Accounting Policies, page F-8

Inventories, page F-8

15.	Tell us with more specificity what were the refinements of cost and on hand data.

Answer: Additional disclosure, as shown below, has been added to the Summary of Significant Accounting Policies for Inventories to provide in greater detail errors encountered during data conversion from the Company’s former accounting software to the new software implemented in early 2007.

Substantially all inventory consists primarily of finished goods and is valued at the lower of cost or market. Cost is determined using the weighted average method and average cost is recomputed after each inventory purchase or sale.

During the year ended December 31, 2007, the Company recorded an inventory adjustment of approximately $284,000 to more appropriately value amounts on hand at the lower of cost or market. The inventory adjustment was prompted by the refinement of cost and quantity on hand data attributable to the conversion of the Company's books and records to new accounting software in early 2007. Subsequent to implementation of the new accounting system, cost and quantity on hand data was refined as the Company discovered product data was not properly defined for importing into the new accounting module. These data conversion complications were attributable to product information not established on a more disaggregated basis for proper recognition by the accounting module. In other words, products offered with varying metal and stone qualities were not enumerated as needed, resulting in erroneous price averaging or improper quantities on hand, as product counts were not performed prior to data conversion.

As management's sophistication for use of the accounting software increased, these discrepancies were discovered and corrected through greater specification of the product type in the accounting module and revision of unit costs by comparing to original purchasing documents or physical count of on hand quantities. These corrective efforts prompted the aforementioned inventory adjustment. There was no inventory adjustment during the year ended December 31, 2006.

Warranty Costs, page F-10

16.	With respect to your warranty costs, please provide the disclosures that are required by paragraph 14 of FIN 45.

Answer: Additional disclosure has been added to the Summary of Significant Accounting Policies for Warranty Costs regarding historical immateriality of amounts incurred.

Note 8 Income Taxes, page F-14

17.

We reissue our prior comment 35 and ask that you please explain what is represented by your deferred income tax liability for financial accruals. This amount appears very large relative to your balance sheet and appears to be unusual for your line of business.

Answer: Upon further review of both the IRC provisions and generally accepted accounting principles, additional disclosure to Note 8 and reclassification of the balance sheet presentation for the deferred tax component Financial Accruals has been made.

Additional disclosure in Note 8 is based upon research of IRC Section 481 for the change in the Company’s tax reporting method and permissibility to offset the ordinary income earned in connection with the tax reporting change against net operating losses previously incurred.

Further, in accordance with SFAS No. 109, “Accounting for Income Taxes” the resulting deferred tax liability for Financial Accruals resulting from the change in the tax reporting method offset against the Deferred Tax Asset created by net operating losses previously incurred has been “netted” in accordance with guidance prescribed in that pronouncement. Further, the December 31, 2007 balance sheet has been reclassified to accommodate this presentation to ensure comparability and consistency.

Note 13 Subsequent events, page F-22

18.

Subsequent to our initial review of Form S-1 filed March 31, 2008, we note you have opted to exclude form registration 10,100,000 shares representing the shares beneficially owned by the Chief Executive Officer and sole director of the Company. Please explain whether such shares have registration rights associated with them. If so, please explain the extent you have considered the accounting guidance in EITF 00-19-2

Answer: Additional disclosure has been added to this footnote stating there are no registration rights in connection with the shares owned by the Company’s

Chief Executive Officer and sole director.

In connection with the response to your comments, Diamond Information Institute, Inc. (the “Company”) acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in filings;

•	Staff Comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We believe that our response addresses all of your concerns. If you have any additional questions, please do not hesitate to contact the undersigned at 973-227-3230 or our counsel at 619-704-1310.

Sincerely,

            /s/ Berge Abajian

            Berge Abajian

Chief Executive Officer

Diamond Information Institute, Inc.

Cc:	Donald J. Stoecklein, Esq.

Stoecklein Law Group